Translation reserve Translation reserve table (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Equity	€ 2,606.2	€ 2,299.0	€ 2,126.1	€ 2,556.7
Equity (restated)			2,126.1
Gains (losses) on exchange differences on translation, before tax	(15.8)	31.7	(23.6)
Gains (losses) on hedges of net investments in foreign operations, net of tax	0.0	(12.9)	13.5
Other comprehensive loss for the year	130.7	53.7	(40.9)
Reserve of exchange differences on translation, hedging relationships for which hedge accounting is no longer applied	50.8	50.8
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of reserves within equity [line items]
Equity			0.0
Translation reserve
Disclosure of reserves within equity [line items]
Equity attributable to owners of the parent (restated)		105.1
Equity	89.3	105.1	84.7	94.8
Equity (restated)		105.1	86.3	94.8
Other comprehensive loss for the year	€ (15.8)	18.8	(10.1)
Translation reserve | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of reserves within equity [line items]
Equity		0.0	1.6	€ 0.0
GBP net investments [Member]
Disclosure of reserves within equity [line items]
Gains (losses) on exchange differences on translation, net of tax		€ 24.6	€ (25.7)